Contingent Compensation	12 Months Ended
Dec. 31, 2023
Contingent Compensation [Abstract]
Contingent Compensation
5. Contingent Compensation
In April 2019, the Company entered into an agreement to purchase 100% of the outstanding shares of Drivy SAS (“Drivy”) for total consideration of $155.6 million, of which $99.3 million was paid in cash and $56.3 million was paid in the Company's common stock. The transaction was collateralized by a $10.0 million letter of credit presented under restricted cash on the Company's consolidated balance sheets. Drivy is a car-sharing service provider in Europe and is headquartered in Paris, France, with subsidiaries in Germany, Spain, Belgium, Austria and the United Kingdom. The purpose of the acquisition was to establish an international presence in the car-sharing industry.
As of the acquisition date, the Company owned approximately 81% of the stock of Drivy. The remaining 19% was held by employees and the Company has a put and call option structure in place that permits it to acquire these shares in approximately equal annual tranches over the course of three years from the acquisition date. At the time of the acquisition, approximately
58
% of the remaining 19% of Drivy's shares with associated put and call options were to be settled in cash, and
42
% were to be settled in the Company's common stock. On the basis the holder of the shares remains in employment with the Company, the holder has the option to cause the Company to purchase for cash or exchange for Getaround shares the proportionate number of the outstanding Drivy shares, at each anniversary. The amount payable in cash and number of the Company's common shares to be issued are fixed. The total number of the Company's common shares expected to be issued in settlement of this put and call option was 935,005 in exchange for 37,971 Drivy shares as of the acquisition date. Should the holder of the shares decide to leave the Company before the third anniversary of the acquisition, or if the holder is dismissed from the Company for cause, the Company can cause the holder of the shares to sell or exchange the remaining outstanding shares at their par value of euro 0.01 per share, as opposed to the agreed upon acquisition price per share. Similarly, under such circumstances, the holder could still exercise the put option, but their remaining outstanding shares will be sold or exchanged at their par value of euro 0.01 per share.
Because this put and call option structure gives rise to both an option and an obligation of the Company to purchase the remaining 19% of the outstanding shares of Drivy as of the acquisition date, and because the put and call option structure is considered contingent compensation dependent upon continuous employment, the Company records compensation expense and a corresponding liability as the underlying employee services are performed, and does not present any non-controlling interest in the consolidated financial statements. The contingent compensation liability related to the put and call options, which is remeasured each reporting period, is presented in other accrued liabilities in the amount of $0 and $44 thousand as of December 31, 2023 and December 31, 2022, respectively. In June 2022, 935,005 shares of common stock were issued to settle the outstanding contingent compensation liability associated with the put and call options structure related to the acquisition of Drivy in April 2019. As of December 31, 2023 there is no remaining liability.
The expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss, was as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$—	$26
Operations and support	—	31
Technology and product development	—	74
General and administrative	—	1,049

Total	$—	$1,180

The following table details the amounts accrued as components of short-term
and
long-term
liability as of December 31, 2023 and December 31, 2022 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities
Beginning balance as of January 1, 2022	$5,087	$1,963
Additions	158	—
Payments	(1,581)	(963)
Settlements through issuance of common stock	(4,642)	—
Changes in fair value for share settled liability	1,022	(1,000)

Ending balance as of December 31, 2022	$44	—
Payments	(44)	—

Ending balance	$—	$—